Segment information (Details 1) - ARS ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Revenues	$ 89,285,000,000	$ 69,168,000,000	$ 45,880,000,000
Costs	(30,804,000,000)	(26,119,000,000)	(23,204,000,000)
Gross profit / (loss)	58,481,000,000	43,049,000,000	22,676,000,000
Net gain from fair value adjustment of investment properties	49,145,000,000	(29,427,000,000)	27,469,000,000
General and administrative expenses	(19,319,000,000)	(11,377,000,000)	(10,667,000,000)
Selling expenses	(4,511,000,000)	(4,822,000,000)	(5,267,000,000)
Other operating results, net	(7,195,000,000)	131,000,000	(304,000,000)
(Loss) / profit from operations	(21,689,000,000)	56,408,000,000	(21,031,000,000)
Segment (loss) / profit	(19,067,000,000)	55,644,000,000	(36,514,000,000)
Operations Center in Argentina [Member]
Statement [Line Items]
Revenues	72,303,000,000	55,174,000,000	35,754,000,000
Costs	(13,251,000,000)	(11,498,000,000)	(12,214,000,000)
Gross profit / (loss)	59,052,000,000	43,676,000,000	23,540,000,000
Net gain from fair value adjustment of investment properties	(51,180,000,000)	26,576,000,000	(27,040,000,000)
General and administrative expenses	(19,438,000,000)	(11,484,000,000)	(10,885,000,000)
Selling expenses	(4,538,000,000)	(4,834,000,000)	(5,338,000,000)
Other operating results, net	(7,284,000,000)	61,000,000	(551,000,000)
(Loss) / profit from operations	(23,388,000,000)	53,995,000,000	(20,274,000,000)
Share of profit of associates and joint ventures	3,889,000,000	1,005,000,000	(14,102,000,000)
Segment (loss) / profit	(19,499,000,000)	55,000,000,000	(34,376,000,000)
Investment properties and trading properties	587,923,000,000	653,010,000,000	670,284,000,000
Investment in associates and joint ventures	28,698,000,000	24,960,000,000	31,495,000,000
Other operating assets	18,381,000,000	24,470,000,000	22,511,000,000
Operating assets	635,002,000,000	702,440,000,000	724,290,000,000
Operations Center in Argentina [Member] | Shopping Malls [Member]
Statement [Line Items]
Revenues	47,438,000,000	37,369,000,000	18,814,000,000
Costs	(3,213,000,000)	(3,223,000,000)	(3,079,000,000)
Gross profit / (loss)	44,225,000,000	34,146,000,000	15,735,000,000
Net gain from fair value adjustment of investment properties	(11,169,000,000)	1,192,000,000	(71,894,000,000)
General and administrative expenses	(6,682,000,000)	(6,170,000,000)	(5,062,000,000)
Selling expenses	(2,168,000,000)	(1,826,000,000)	(1,594,000,000)
Other operating results, net	(585,000,000)	(306,000,000)	(445,000,000)
(Loss) / profit from operations	23,621,000,000	27,036,000,000	(63,260,000,000)
Share of profit of associates and joint ventures	0	0	0
Segment (loss) / profit	23,621,000,000	27,036,000,000	(63,260,000,000)
Investment properties and trading properties	186,816,000,000	197,838,000,000	192,018,000,000
Investment in associates and joint ventures	0	0	0
Other operating assets	662,000,000	645,000,000	941,000,000
Operating assets	187,478,000,000	198,483,000,000	192,959,000,000
Operations Center in Argentina [Member] | Offices [Member]
Statement [Line Items]
Revenues	4,584,000,000	6,556,000,000	9,488,000,000
Costs	(379,000,000)	(632,000,000)	(509,000,000)
Gross profit / (loss)	4,205,000,000	5,924,000,000	8,979,000,000
Net gain from fair value adjustment of investment properties	(4,546,000,000)	(11,622,000,000)	19,592,000,000
General and administrative expenses	(745,000,000)	(735,000,000)	(1,478,000,000)
Selling expenses	(103,000,000)	(168,000,000)	(661,000,000)
Other operating results, net	(69,000,000)	(50,000,000)	(18,000,000)
(Loss) / profit from operations	(1,258,000,000)	(6,651,000,000)	26,414,000,000
Share of profit of associates and joint ventures	0	0	0
Segment (loss) / profit	(1,258,000,000)	(6,651,000,000)	26,414,000,000
Investment properties and trading properties	120,482,000,000	147,020,000,000	256,568,000,000
Investment in associates and joint ventures	0	0	0
Other operating assets	107,000,000	5,469,000,000	3,963,000,000
Operating assets	120,589,000,000	152,489,000,000	260,531,000,000
Operations Center in Argentina [Member] | Sales and Developments [Member]
Statement [Line Items]
Revenues	4,382,000,000	1,608,000,000	2,740,000,000
Costs	(1,333,000,000)	(1,253,000,000)	(2,973,000,000)
Gross profit / (loss)	3,049,000,000	355,000,000	(233,000,000)
Net gain from fair value adjustment of investment properties	(35,352,000,000)	36,877,000,000	25,131,000,000
General and administrative expenses	(2,560,000,000)	(2,281,000,000)	(2,510,000,000)
Selling expenses	(1,123,000,000)	(1,988,000,000)	(2,468,000,000)
Other operating results, net	884,000,000	(103,000,000)	(18,000,000)
(Loss) / profit from operations	(36,870,000,000)	32,860,000,000	19,902,000,000
Share of profit of associates and joint ventures	0	0	(57,000,000)
Segment (loss) / profit	(36,870,000,000)	32,860,000,000	19,845,000,000
Investment properties and trading properties	279,821,000,000	307,225,000,000	220,787,000,000
Investment in associates and joint ventures	7,359,000,000	0	0
Other operating assets	1,931,000,000	6,433,000,000	7,052,000,000
Operating assets	287,180,000,000	313,658,000,000	227,839,000,000
Operations Center in Argentina [Member] | Hotels [Member]
Statement [Line Items]
Revenues	14,964,000,000	9,270,000,000	3,256,000,000
Costs	(7,580,000,000)	(5,295,000,000)	(3,765,000,000)
Gross profit / (loss)	7,384,000,000	3,975,000,000	(509,000,000)
Net gain from fair value adjustment of investment properties	0	0	0
General and administrative expenses	(3,275,000,000)	(1,574,000,000)	(1,506,000,000)
Selling expenses	(1,028,000,000)	(733,000,000)	(498,000,000)
Other operating results, net	143,000,000	(127,000,000)	(42,000,000)
(Loss) / profit from operations	2,938,000,000	1,541,000,000	(2,555,000,000)
Share of profit of associates and joint ventures	0	0	0
Segment (loss) / profit	2,938,000,000	1,541,000,000	(2,555,000,000)
Investment properties and trading properties	0	0	0
Investment in associates and joint ventures	0	0	0
Other operating assets	8,783,000,000	9,018,000,000	9,202,000,000
Operating assets	8,783,000,000	9,018,000,000	9,202,000,000
Operations Center in Argentina [Member] | Other [Member]
Statement [Line Items]
Revenues	935,000,000	371,000,000	1,456,000,000
Costs	746,000,000	(1,095,000,000)	(1,888,000,000)
Gross profit / (loss)	189,000,000	(724,000,000)	(432,000,000)
Net gain from fair value adjustment of investment properties	(113,000,000)	129,000,000	131,000,000
General and administrative expenses	(6,176,000,000)	(724,000,000)	(329,000,000)
Selling expenses	(116,000,000)	(119,000,000)	(117,000,000)
Other operating results, net	(5,603,000,000)	647,000,000	(28,000,000)
(Loss) / profit from operations	(11,819,000,000)	(791,000,000)	(775,000,000)
Share of profit of associates and joint ventures	3,889,000,000	1,005,000,000	(14,045,000,000)
Segment (loss) / profit	(7,930,000,000)	214,000,000	(14,820,000,000)
Investment properties and trading properties	804,000,000	927,000,000	911,000,000
Investment in associates and joint ventures	28,698,000,000	24,960,000,000	31,495,000,000
Other operating assets	1,470,000,000	2,905,000,000	1,353,000,000
Operating assets	$ 30,972,000,000	$ 28,792,000,000	$ 33,759,000,000